CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified			1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	May 31, 2009 Brazilian Tax Authority [Member]	Jun. 30, 2012 Brazilian Tax Authority [Member]	Dec. 31, 2003 Brazilian Tax Authority [Member]	Dec. 31, 2011 Brazilian Tax Authority [Member]	Nov. 30, 2009 Litigation One [Member]	Dec. 31, 2010 Litigation Two [Member]	Jun. 30, 2012 Pending or Threatened Litigation [Member]	Dec. 31, 2011 Pending or Threatened Litigation [Member]
Loss Contingencies [Line Items]
Damages being sought			$ 1,530	$ 13,500	$ 4,000		$ 12,400	$ 6,000
Estimated maximum loss from contingency				28,297		29,726			4,355	4,450
Accrual for loss contingency	$ 9,829	$ 10,728		$ 8,840		$ 9,649			$ 989	$ 1,079